Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Currency or interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate		0.00%
Cash flow hedges [member] | Foreign exchange risk [member] | Foreign Exchange Cross Currency Interest Rate Swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.94	0.97
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.51
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.72	1.68
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.57%	1.60%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.77%	1.65%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	118.17	105.11
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.92	0.93
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.16	0.17
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.37%	1.52%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.27	1.36
Average fixed interest rate	1.29%	1.69%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.50	1.41
Average fixed interest rate	0.08%	0.12%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.66	1.65
Average fixed interest rate	1.31%	1.06%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.39%)
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.71%	0.71%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Switzerland, Francs
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.02%)	(0.41%)